Operations in hydrocarbon consortiums - Additional information (Detail) $ in Thousands												12 Months Ended
	Oct. 11, 2022	Apr. 30, 2022 USD ($)	Jan. 17, 2022 USD ($)	Sep. 16, 2021	Jun. 28, 2021	Jun. 24, 2021	Mar. 21, 2021	Nov. 29, 2019	Dec. 21, 2018 USD ($)	Aug. 22, 2018 USD ($)	Jul. 11, 2016	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Feb. 23, 2023 USD ($)	Feb. 15, 2023 USD ($)
Statement [Line Items]
Concession term												2023 years
Royalties percentage												12.00%
Cash												$ 10,000				$ 5,734	$ 10,734	$ 26,468	$ 10,000
Addition proportion of ownership interest in subsidiary												50
Aguada Federal and Bandurria Norte [Member]
Statement [Line Items]
Notional amount												$ 77,000
Acquisitions through business combinations, property, plant and equipment												$ 68,743
Wintershall [Member]
Statement [Line Items]
Percenatge Of Investments Costs												50.00%
Notional amount												$ 77,000
AFBN [Member]
Statement [Line Items]
Consideration paid (received)			$ 140,000
Down Payment			$ 90,000
Installment		$ 50,000										25,000	$ 115,000
Cash												6,203
Oil and gas assets														$ 69,693
Trafigura [Member] | Farmout agreement [Member]
Statement [Line Items]
Disposals, property, plant and equipment														11,784
Trafigura [Member] | Farmout agreement [Member] | Tranche One [Member]
Statement [Line Items]
Proceeds From Joint Venture Agreement														15,000
Trafigura [Member] | Farmout agreement [Member] | Tranche Two [Member]
Statement [Line Items]
Proceeds From Joint Venture Agreement														9,788
Trafigura [Member] | Farmout agreement I [Member]
Statement [Line Items]
Consideration paid (received)												25,000
Down Payment												5,000
Installment												5,000
Trafigura [Member] | Farmout agreement II [Member]
Statement [Line Items]
Percentage Of Contractual Rights	25
Consideration paid (received)												20,400
Installment												$ 6,800
Percentage Of Investment Costs	25
Bottom of range [member] | Carry Petrolero [Member]
Statement [Line Items]
Ownership percentage												55.00%
Top of range [member] | Carry Petrolero [Member]
Statement [Line Items]
Ownership percentage												84.62%
Vista Argentina [member]
Statement [Line Items]
Percenatge Of Investments Costs					20.00%
Percentage Of Contractual Rights					20
Shell And Vista [Member]
Statement [Line Items]
Capital contribution										$ 10,000
Petrolera El Trbol SA [Member]
Statement [Line Items]
Ownership percentage							79.05%
Bajada del Palo [Member]
Statement [Line Items]
Concession term									35 years
Royalties percentage									12.00%
Operating bonus payable									$ 1,168
Infrastructure bonus payable									2,796
Corporate Social Responsibility									3,935
Payment of stamp tax									$ 1,102
Percentage Of Ownership									100.00%
Coirn Amargo Norte [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage															61.11%
Incremental participation percentage															6.11%
Coirn Amargo Norte [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Ownership percentage												45.00%
Coirn Amargo Norte [Member] | OG Developments Ltd [Member]
Statement [Line Items]
Ownership percentage												10.00%
Coirn Amargo Norte [Member] | APCO Oil and Gas International Inc SucArg [Member]
Statement [Line Items]
Ownership percentage												45.00%
Acambuco [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage												1.50%
Acambuco [Member] | Pan American Energy LLC [Member]
Statement [Line Items]
Ownership percentage												52.00%
Acambuco [Member] | YPF SA [Member]
Statement [Line Items]
Ownership percentage												22.50%
Acambuco [Member] | WPX Energy [Member]
Statement [Line Items]
Ownership percentage												1.50%
Acambuco [Member] | Shell Argentina S A [Member]
Statement [Line Items]
Ownership percentage												22.50%
Coirn Amargo Sur Oeste [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage						10.00%				10.00%
Coirn Amargo Sur Oeste [Member] | OG Developments Ltd [Member]
Statement [Line Items]
Ownership percentage exchanged										35.00%
Aguila Mora [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage										90.00%
Ownership percentage exchanged										90.00%
Aguila Mora [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Concession term								35 years
Successive periods								10 years
Sur Rio Deseado Este [Member] | Vista Argentina [member] | Alianza Petrolera SA [Member]
Statement [Line Items]
Ownership percentage							16.94%
Sur Rio Deseado Este [Member] | SECRA SA [Member] | Alianza Petrolera SA [Member]
Statement [Line Items]
Ownership percentage							4.00%
Coiron Amargo [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage											55.00%
Coiron Amargo [Member] | Madalena Energy Argentina SRL [Member]
Statement [Line Items]
Ownership percentage											35.00%
Coiron Amargo [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Ownership percentage											10.00%
Aguada Federal [Member]
Statement [Line Items]
Ownership percentage				100.00%
Percentage Of Non operated Interest				50.00%
Aguada Federal [Member] | Non operating interest [member]
Statement [Line Items]
Percentage Of Non operated Interest				50.00%
ELO [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment												$ 4,400
25 de Mayo-Medanito SE and Jagüel de los Machos [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment												$ 7,600
Bandurria Norte and Aguada Federal [Member] | Operating Interest [member]
Statement [Line Items]
Percentage Of Non operated Interest			50.00%
Proportion of voting rights held in subsidiary			100.00%
CS ZeroOne [Member] | Jaguar and Pantera [Member] | Transfer Of Working Interest In CASO [Member]
Statement [Line Items]
Percentage Of Non operated Interest												50.00%
TMZeroOneMember And AZeroOne [Member] | Jaguar and Pantera [Member] | Transfer Of Working Interest In CASO [Member]
Statement [Line Items]
Percentage Of Non operated Interest												50.00%
Mexico Blocks CS Zero One [Member] | Transfer Of Working Interest In CASO [Member]
Statement [Line Items]
Consideration paid (received)														850
Other operating income (expense)														198
Mexico Blocks CS Zero One [Member] | Jaguar and Pantera [Member] | Transfer Of Working Interest In CASO [Member]
Statement [Line Items]
Consideration paid (received)														5,501
Disposals, property, plant and equipment														5,126
Other intangible assets														$ 673
ELO [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment												$ 3,000